COLT 2022-9 ABS-15G

Exhibit 99.52

Loan Level Exceptions

Run Date - 10/27/2022

Recovco Loan ID	Dummy ID	Loan #1	Loan #2	Loan #3	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXXX	4350100762	XXXXXXXXXX	XXXXXXXXXX		XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350100763	XXXXXXXXXX	XXXXXXXXXX		XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350100764	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT:   Audit income is $XX resulting in a DTI of XX% (slightly lower than origination XX%) which exceeds guideline maximum of XX%.  The loan file contains an approved exception (p.151) for a DTI of up to XX% based on the low LTV.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 2
COMMENT: Audit income is $XX resulting in a DTI of XX% (slightly lower than origination XX%) which exceeds guideline maximum of XX%. The loan file contains an approved exception (p.151) for a DTI of up to XX% based on the low LTV.	*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The loan file is missing the XX #XX business statement ending XX/XX/XXXX that was utilized to calculate the income.  The file contains a printout covering these dates; however, the actual bank statement is missing.

*** (CURED) Missing Title evidence - EV R
																COMMENT: The loan file is missing the preliminary title. The loan file contains one page of a Title Supplement 1 (p.437); however, the complete preliminary title is missing.
XXXX	4350100765	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title report, on page 1063 of the loan file, does not disclose a proposed policy amount. The insured amount should be $XXX which is the amount of the subject loan. The title provided in the loan file is missing evidence of sufficient coverage.

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The borrower had gift funds of $XXX The loan file contained a gift letter, on page 458 of the loan file. The CHL Expanded Credit Guidelines dated XX/XX/XXXX disclosed gift funds must be verified as either currently in the donor’s account or evidence of transfer into the borrower’s account by: Copy of the donor’s check and the borrower’s deposit slip, Copy of the donor’s withdrawal slip and the borrower’s deposit slip, Copy of the donor’s check to the closing agent, Evidence of wire transfer from donor to borrower, or Settlement statement showing receipt of the donor’s check. The loan file contained incomplete gift funds verification documents, as it only contained a copy of the gift funds letter and no evidence of the gift funds still in the donor’s account, transfer into the borrower’s bank account, or direct transfer to the lender.

*** (CURED) Title holder is not an individual - EV R
COMMENT:   The preliminary title report, on page 1063 of the loan file, disclosed it was vested in XXXX, which was the seller of the subject property. Per the CHL Expanded Credit Guidelines dated 05/02/2022, only loans qualifying under the Investor Plus program allowed for vesting to be in the name of an LLC or business entity. Per the loan file notes, on page 182 of the loan file, the subject loan transaction was a Homeowner Plus program loan for the purchase of an owner occupied property not an investment property; therefore, had the wrong vesting. The title provided in the loan file has the incorrect vesting.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 5/25/22 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 5/26/22. If disclosure was delivered electronically, the E-consent is required as well.
XXXX	4350100766	XXXXXXXXXX	XXXXXXXXXX		XXXXXXXXXX	1	1	1	1	1	1	1	1
XXXX	4350100767	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan had a tolerance violation at consummation and it was resolved no later than 60 days after consummation. Because it was cured timely, grade is EV2 (B).	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Title Commitment in file (p. 1794) reflects Mortgagee Coverage of $XX Evidence of Mortgagee Coverage in the amount of $XX was not located in the loan file.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Two years business returns and Profit & Loss statements for XXXX were not located in the loan file.

*** (CURED) Missing Doc - EV R
COMMENT:   The final loan application for the borrower and co-borrower (p. 2019) states that the borrowers have or will be applying for a mortgage loan on another property before closing this transaction that is not disclosed on the loan application. Documentation of this loan was not located in the loan file.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, 10/15/2021. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on 9/17/2021 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $155.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii). The only CD's provided were dated 5/16. One of them (printed 10:57AM) does not appear to have been received by the borrower. The other (printed 12:24PM) was signed as consummation, 5/16/2022. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 5/16/2022. If disclosure was delivered electronically, the E-consent is required as well.
XXXX	4350100768	XXXXXXXXXX	XXXXXXXXXX		XXXXXXXXXX	2	2	2	1	1	2	1	1		*** (OPEN) Loan does not conform to program guidelines - EV 2 COMMENT: Lender exception: Qualifying on employment offer/contract -91 days start date after COE guidelines max is 60 days.
XXXX	4350100769	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The Guidelines Section 10.7.4 states: Loan amounts less than or equal to $XXX require one appraisal and a FNMA Collateral Underwriter Score (CU Score). If the CU score is not reporting or is 2.5 or above a CDA must be ordered and valuation must be no less than a 10% variance to utilize the current appraised value. The subject loan amount is $XX The FNMA UCDP p.371 does not reflect a CU score and the loan file is missing the CDA.

*** (CURED) Missing asset documentation (ATR) - EV R
																COMMENT: The loan file is missing the source of the XX/XX/XXXX $XX deposit into XXX savings #XX which was then transferred to the checking #XX. Per the deposit description on p.264, the deposit is from Loan 92; however, there is no documentation for this loan or whatever the source of the $XX is. The $XX cannot be backed out of the account balance as that would leave the borrower short verified funds for closing.
XXXX	4350100770	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT: Lender approved exception XX/XX/XXXX. Exception (1) For RSU Continuance cannot be documented is to allow RSU's that do not have an explicit 3 years continuance that cannot be documented. Exception (2) DTI XX%, exceeds the Max allowed DTI XX%.	*** (CURED) Hazard Insurance - EV R
																COMMENT: Hazard Insurance coverage insufficient. The Original loan amount $XX. Dwelling coverage $XX Coverage does not state 100% Replacement Cost Coverage on the policy declaration page. Per Declaration Replacement Cost Coverage and Expanded Replacement Cost "NO".
XXXX	4350100771	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT: XX% DTI exceeds maximum of XX%. Approved lender exception (pg 190) allowing credit profile short of minimum trade line requirements and allowing XX% DTI. Compensating factors noted per lender: XX% LTV when program max is XX%, payment of rent documented at 0x30x60 pay history and new mortgage payment is less than previous rent obligation, and 6 months reserves is higher than 3 months required.	*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   XX% DTI exceeds maximum of XX%. Approved lender exception (pg 190) allowing credit profile short of minimum trade line requirements and allowing XX% DTI. Compensating factors noted per lender: XX% LTV when program max is XX%, payment of rent documented at 0x30x60 pay history and new mortgage payment is less than previous rent obligation, and 6 months reserves is higher than 3 months required.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   Missing verification of rental history. VOR from management company/institution or If the borrower is making payments to an individual or interested party, a copy of the current lease and 12 months of canceled checks or bank statements must be obtained.  VOR history is also being considered for compensating factor.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																COMMENT: NV Real Estate license look up (pg 343) is dated 6/7/22. Note date is 6/27/2022. Missing verification of the existence of the business within 10 business days of closing (per Guidelines section 7.5.25.1, pg 28-29).
XXXX	4350100772	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	3	2	3	3	3	2	1	1	*** (OPEN) Consumer lates exceed guidelines - EV 2
COMMENT:   Credit report reflects open charge off XX with a balance of $XX Per lender guidelines section 4.11 item must either be paid off or XX% of the balance must be included in the DTI and the DTI must be less than X% including the payment. XX/XX/XXXX:  Exception received dated XX/XX/XXXX to allow for the $XX charge off account to be included into the DTI.  compensating factors listed were 7 months in reserves vs 3 months required and DTI of XX% which is X% below program guidelines.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: Per lender guidelines, an LTV of XX% is the maximum allowable for a borrower with a score of XXX and the subject LTV is XX%. The loan file contains an approved exception for an LTV of XX% with a score of XXX based on reserves. Audit review reveals reserves are less than origination and not sufficient to meet six-month requirement. Exception in file pg 162 allows FICO Exception to allow XX% LTV on Homeowners Plus with a XXX FICO is required. Compensating factors listed are 7 months vs 3 months required in reserves.	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   1008/1003 reflects base pay of $XX and bonus income of $XX and commission income of $XX for total qualifying income of $XX.  Origination income is not supported.  Audit income utilized was base of $XX and commission of $XX for total of $XX.  Bonus income was not utilized as the borrower does not have a history of receiving it.  Per the VOE (p.368), there has been no bonus income received other than the first two months of 2022.  Audit DTI is XX%, which exceeds guideline maximum of XX%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   DTI exceed max by XX%, subject DTI XX%, maximum tolerance XX%. 1008/1003 reflects base pay of $XX and bonus income of $XX and commission income of $XXfor total qualifying income of $XX. Audit included base $XX and commission of $XX totaling $XX.  Bonus income was not utilized as the borrower does not have a history of receiving it.  Per the VOE (p.368), there has been no bonus income received other than the first two months of 2022.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Per the final CD, the borrower gave an EMD of $5,000 and paid $58,247.96 to close.  The EMD is documented (p.356, 273).  The borrower has verified assets of $75,084.10, which is not sufficient to close and meet the six month reserve requirements.  Audit reserves are $16,836.14 (3.26 months). At origination, the final 1003 states there are verified assets of $108,574.80 based on the liquid assets of $75,084.10 and 401K assets of $33,490.70; however, audit did not use 401K assets.  The 401K statement ending 12/31/2021 shows an ending balance of $50,703.94 with outstanding loan balances of $36,364.27 (p.296).  There is also a printout dated 3/22/2022 that shows the vested balance is $33,421.11 after withdrawing $16,249.55 on 3/4/2022 (p.290).  This printout does not show the updated outstanding loan balances, but based on the outstanding loan balance from 12/31/2021, the loan balances are greater than the vested balance; therefore, the funds are not available to use for reserves.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The appraisal shows there is no seller credit; however, per the final CD and contract of sale (p.380), there is a seller credit of $19,950.  Additionally, the appraiser does not address that it is a non-arms-length transaction and per guidelines, the appraiser must be notified.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Reinspection Fee on disclosure 3/23/22 was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $175.00 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
																COMMENT: The borrowers Woodforest account #6123 shows a payment of $1,070 to Ford Motor on 3/17/2022 (p.326). This account is not reflected on the credit report. The borrower did document the sale of a Ford; however, that was on 1/14/2022 (p.229). The payment was not included in the DTI and there was no documentation provided to determine if it is a new auto loan that needs to be included.
XXXX	4350100773	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The DTI ratio of XX% exceeds the maximum DTI of XX%. The credit report in file (p. 152) includes 4 auto loans with XX andXX that are paid by the business. Lender Guidelines, Section 5.4 states that if the debt is listed on the borrower’s personal credit report, it must be included in the debt-to-income ratio. Debts can be excluded from the DTI ratio with the most recent 6 months canceled checks drawn against the business account; AND tax returns reflect the business income deduction.
The business bank statement reflect 6 months payment of the auto loans for XX (XXmonth) and XX ($XX month). The business bank statements do not reflect 6 months payments on the auto loan with XX($XX month) as the loan was 1x30, 1x60 in 2/2022 and 3/2022. The auto loan with XX ($XX month) was also included as the loan originated XX/XX/XXXX and the bank statements only reflect two months payments by the business. When these auto loan payments are included, the DTI increases to XX%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The DTI ratio of XX% exceeds the maximum DTI of XX%. The credit report in file (p. 152) includes 4 auto loans with XX and XX that are paid by the business. Lender Guidelines, Section 5.4 states that if the debt is listed on the borrower’s personal credit report, it must be included in the debt-to-income ratio. Debts can be excluded from the DTI ratio with the most recent 6 months canceled checks drawn against the business account; AND tax returns reflect the business income deduction.
The business bank statement reflect 6 months payment of the auto loans for xxxxxx($1,657 month) and xxxxxx ($568 month). The business bank statements do not reflect 6 months payments on the auto loan with xxxxxx($1,273 month) as the loan was 1x30, 1x60 in 2/2022 and 3/2022. The auto loan with xxxxx ($1,492 month) was also included as the loan originated 11/2021 and the bank statements only reflect two months payments by the business. When these auto loan payments are included, the DTI increases to 52.668%.

*** (CURED) Missing Doc - EV R
COMMENT:   Business debts appearing on the borrower's credit report  with XXXX (3 loans) and XXXX were excluded from the borrower's monthly liabilities at origination. Lender Guidelines, Section 5.4 states that if the business debt is listed on the borrower’s personal credit report, it must be included in the debt-to-income ratio. Debts can be excluded from the DTI ratio with the most recent 6 months canceled checks drawn against the business account; AND tax returns reflect the business income deduction. Tax returns reflecting the business income deduction were not located in the loan file.

*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
COMMENT:   The initial loan application (p. 113) indicates the borrower will not occupy the subject property as their primary residence. Additionally, a Supplemental Addendum to the appraisal (p. 405) indicates the rental survey has been removed from the report at the lender’s request. The borrower is buying down in value based on the value of their current primary residence as indicated on the final 1003 (p. 738). A letter of explanation for the purchase of the subject property as a primary residence was located in the loan file (p.220); however, an explanation for the occupancy discrepancy between the initial and final loan applications, along with the request for removal of the rent survey from the appraisal, was not located in the loan file.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii)). The initial CD is missing from the loan file. The only CD provided was issued 5/18/22 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 5/18/22. If disclosure was delivered electronically, the E-consent is required as well.
XXXX	4350100761	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing asset documentation (ATR) - EV 2
COMMENT: The guidelines page 6 required 9 months reserves. The guidelines section 9.2 did not allow net proceeds from cash-out transactions to meet the reserve requirement. The file did not contain any asset documentation. The file contained an exception on page 116 approving the cash out proceeds to satisfy the reserve requirement.	*** (CURED) Borrower(s) Months Reserves Requirement (Fail) - EV R
COMMENT:   The guidelines page 6 required 9 months reserves. The guidelines section 9.2 did not allow net proceeds from cash-out transactions to meet the reserve requirement.  The file did not contain any asset documentation. The file contained an exception on page 116 approving the cash out proceeds to satisfy the reserve requirement.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   The guidelines page 6 required 9 months reserves. The guidelines section 9.2 did not allow net proceeds from cash-out transactions to meet the reserve requirement.  The file did not contain any asset documentation. The file contained an exception on page 116 approving the cash out proceeds to satisfy the reserve requirement.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Missing copy of lease agreement from loan file.  Per guidelines section 13.2.3.2, a current lease at time of close is required for all refinance transactions.

*** (CURED) Note data is missing or inaccurate - EV R
																COMMENT: City in property address is misspelled on all legal documents. All Closing documents reflect city name as xxxxx, when title, appraisal and legal description refer to the property city as xxxxxx.
XXXX	4350100774	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The gift letter in from indicates the borrower received gift funds from their brother in the amount of $XX (p. 273). The gift letter indicates the gift funds were transferred directly to title; however, documentation of the gift funds transferred to title and/or receipt of $XX in gift funds by the borrower were not located in the loan file.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The DTI of XX% exceeds the maximum DTI of <=XX%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The DTI of XX% exceeds the maximum DTI of <=XX%.

*** (CURED) Missing Documentation - EV R
																COMMENT: Business assets were used for the earnest money deposit of $4,500 and the $15,000 draw/large deposit to the borrower's XXXX account. A signed letter from a CPA or borrower verifying the withdrawal of funds for the transaction will not have a negative impact on the business was not located in the loan file.
XXXX	4350100775	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) Application on/after 2010 and Service Provider List is Missing - EV 2
															COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.